Goodwill (Details) - Schedule of goodwill is allocated cash generating units - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	R 186,384	R 124,152
Acquisition of subsidiary		58,314
Translation adjustments	26,097	3,918
Balance, at ending	212,481	186,384
Mozambique [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	65,081	57,232
Acquisition of subsidiary
Translation adjustments	17,196	7,849
Balance, at ending	82,277	65,081
Portugal [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	30,164	32,192
Acquisition of subsidiary
Translation adjustments	4,305	(2,028)
Balance, at ending	34,469	30,164
Spain [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	21,381	22,818
Acquisition of subsidiary
Translation adjustments	3,051	(1,437)
Balance, at ending	24,432	21,381
Other [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	11,444	11,910
Acquisition of subsidiary
Translation adjustments	1,545	(466)
Balance, at ending	12,989	11,444
Karooooo Logistics [Member]
Goodwill (Details) - Schedule of goodwill is allocated cash generating units [Line Items]
Balance, at beginning	58,314
Acquisition of subsidiary		58,314
Translation adjustments
Balance, at ending	R 58,314	R 58,314